Carrying Amounts of Assets and Liabilities of Giant Network and Its Consolidated Entities, Including Intercompany Payables (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 17, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY
Current assets:
Cash and cash equivalents	$ 168,718,596	1,021,371,762	$ 320,970,899	1,943,061,530		950,321,028	2,776,936,322	$ 53,008,054	320,894,854	274,141,083
Accounts receivable	2,584,844	15,647,868		12,106,819				577,233	3,494,393	6,555,391
Prepayments and other current assets	47,117,912	285,237,701		236,446,037				5,215,173	31,571,092	37,563,773
Due from a related parties	108,890	659,190		7,370,022				224,535,632	1,359,271,355	1,019,128,949
Inventories				333,195						333,195
Deferred tax assets, net	24,334,005	147,310,764		157,885,822				19,012,713	115,097,258	143,002,725
Total current assets	707,008,146	4,280,015,202		3,096,518,325				302,348,805	1,830,328,952	1,480,725,116
Non-current assets:
Property and equipment, net	58,774,211	355,801,443		340,242,374				51,866,409	313,983,683	312,791,693
Intangible assets, net	5,858,013	35,462,653		32,799,853				3,389,672	20,520,060	5,914,981
Due from research and development entity partners	1,156,318	7,000,000		7,637,000						637,000
Goodwill	16,405,835	99,316,001		99,316,001	77,114,041			2,505,990	15,170,511	15,170,511
Long-term investments	72,292,410	437,636,564		426,087,585				11,575,140	70,072,423	59,808,310
Deferred tax assets, net	5,470,162	33,114,721		25,345,455				276,815	1,675,755	1,502,617
Other assets	21,681	131,250		25,541,335				10,289,850	62,291,667	1,100,000
Total non-current assets	179,276,936	1,085,288,792		1,225,710,519				79,903,876	483,714,099	396,925,112
Total assets	886,285,082	5,365,303,994		4,322,228,844				382,252,681	2,314,043,051	1,877,650,228
Current liabilities:
Payables and accrued expenses	34,907,824	211,321,494		238,594,085				11,314,921	68,497,136	63,103,923
Advances from distributors	11,641,015	70,471,207		93,468,209				11,615,690	70,317,903	93,468,209
Due to a related parties	442,226	2,677,106		598,953				284,642,073	1,723,137,717	1,298,030,769
Deferred revenue	60,423,195	365,783,894		486,024,501				57,407,031	347,524,943	470,279,509
Tax payable	10,754,968	65,107,352		48,121,958				3,668,706	22,209,243	4,371,971
Unrecognized tax benefit	7,859,651	47,579,967		47,579,967		44,451,522		1,060,294	6,418,702	6,418,702
Deferred tax liabilities	55,622,104	336,719,532		112,282,639						2,500,250
Total current liabilities	282,964,843	1,712,984,269		1,026,670,312				369,708,715	2,238,105,644	1,938,173,333
Total liabilities	$ 283,448,679	1,715,913,264		1,058,981,988				$ 369,708,715	2,238,105,644	1,938,173,333